Revenue - Stream and royalty interest revenues earned from mineral interests (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue from streams	$ 38,879	$ 28,757	$ 80,152	$ 58,308
Revenues from royalties	13,712	7,733	22,708	15,937
Revenue from contracts with customers	52,591	36,490	102,860	74,245
Cerro Lindo
Revenue
Revenue from streams	8,012	10,049	21,987	22,402
Altan Tsagaan Ovoo
Revenue
Revenue from streams	5,617	4,846	11,727	5,616
Northparkes
Revenue
Revenue from streams	9,006	6,340	14,195	13,210
Moss
Revenue
Revenue from streams	2,952		5,946
RBPlat
Revenue
Revenue from streams	3,163	3,377	6,037	7,609
Buritica
Revenue
Revenue from streams	2,825	1,125	5,617	3,635
Auramet
Revenue
Revenue from streams	2,390		4,850
Renard
Revenue
Revenue from streams	1,989	2,287	4,124	4,630
Other
Revenue
Revenue from streams	2,925	733	5,669	1,206
Revenues from royalties	6,122	1,805	10,416	4,414
Fosterville
Revenue
Revenues from royalties	3,354	4,517	5,036	8,587
Beta Hunt
Revenue
Revenues from royalties	2,853		4,687
Young-Davidson
Revenue
Revenues from royalties	$ 1,383	$ 1,411	$ 2,569	$ 2,936